PIMCO New York Municipal Bond Fund Expense Example, No Redemption - PIMCO New York Municipal Bond Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 302
Expense Example, No Redemption, 3 Years	467
Expense Example, No Redemption, 5 Years	646
Expense Example, No Redemption, 10 Years	1,164
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	482
Expense Example, No Redemption, 5 Years	832
Expense Example, No Redemption, 10 Years	$ 1,616